Income Taxes - Change in Valuation Allowance for Deferred Tax Assets (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Income Tax Disclosure [Abstract]
Opening valuation allowance	₨ 8,569	$ 132	₨ 37	₨ 61,129
Movement during the period	4,275	66	8,532	(61,092)
Closing valuation allowance	₨ 12,845	$ 198	₨ 8,569	₨ 37